Note 4 - Equipment	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4	Equipment

	March 31, 2017			December 31, 2016
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Office equipment	$46	$39	$7	$46	$38	$8
Computer equipment	210	181	29	208	177	31
Field equipment	125	101	24	124	99	25
Buildings	42	38	4	41	37	4
	$423	$359	$64	$419	$351	$68